Capital Structure	12 Months Ended
Dec. 31, 2012
Capital Structure
Capital Structure

7. Capital Structure

Authorized Capital Stock

        In connection with the issuance of the notes on June 20, 2012, the Company amended its certificate of incorporation to increase the authorized shares of capital stock to the following: 155,769,651 shares of common stock and 73,094,000 shares of Series A Preferred Stock, 18,480,000 shares of Series A-1 Preferred Stock, 3,000,000 shares of Junior Series A Preferred Stock, 42,225,000 shares of Series B Preferred Stock, and 700,000 shares of Series B-1 Preferred Stock, each with a par value of $0.001 per share.

        In connection with the issuance of the notes on December 24, 2012, the Company amended its certificate of incorporation to increase the authorized shares of capital stock to the following: 155,864,851 shares of common stock and 73,094,000 shares of Series A Preferred Stock, 18,480,000 shares of Series A-1 Preferred Stock, 3,000,000 shares of Junior Series A Preferred Stock, 42,320,200 shares of Series B Preferred Stock, and 700,000 shares of Series B-1 Preferred Stock, each with a par value of $0.001 per share. Such authorized amounts remained the same at December 31, 2012.

Common Stock

        The Company's common stock has a par value of $0.001 per share. The voting, dividend and liquidation rights of the holders of the common stock are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock. Each holder of common stock is entitled to vote on all matters and is entitled to one vote for each share held.

  Restricted Stock

        Of the 1,469,798 shares of common stock issued and outstanding at December 31, 2012, 677,964 shares were issued to officers of the Company. Such shares of stock are subject to restrictions on transfer and a risk of forfeiture as set forth in the respective restricted stock agreements between the Company and the owners of such shares. At December 31, 2012, all shares were 100% vested and no longer subject to forfeiture.

Preferred Stock

  Voting Rights

        Each holder of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock is entitled to vote on all matters and is entitled to one vote equal to the number of shares of common stock into which such shares of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock could be converted. Except as provided by law or by the other provisions of the Certificate of Incorporation, holders of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock vote together with the holders of common stock as a single class.

        The Junior Series A Preferred Stock is non-voting and is not entitled to receive notice of, or vote at, any meetings of the stockholders of the Company.

  Dividend Rights

        The holders of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock, in preference to the holders of common stock, are entitled to receive dividends as described below. Such dividends accrue from day to day, whether or not declared and are cumulative. The dividends are payable only when, as and if declared by the Board of Directors. No dividends were declared for the years ended December 31, 2012 and 2011, or for the period from January 5, 2007 (inception) to December 31, 2012.

        For any shares of Series A Preferred Stock and Series A-1 Preferred Stock outstanding as of the Series B Original Issue Date (as defined in the Series B Purchase Agreement), during the period from and after the issuance of each such share through but excluding the Series B Original Issue Date, cash dividends accrued with respect to such shares at a rate of $0.08 per share. From and after the Series B Original Issue Date, cash dividends continue to accrue with respect shares of Series A Preferred Stock and Series A-1 Preferred Stock that were outstanding as of the Series B Original Issue Date at a rate of $0.04 per share per annum.

        For any shares of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock or Series B-1 Preferred Stock issued on or after the Series B Original Issue Date, during the period from and after the issuance of each such share, cash dividends accrue with respect to each outstanding share at a rate of $0.04 per share per annum.

        For all outstanding shares of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock, during the period from and after the later of the Series B Original Issue Date or the issuance of each such share, stock dividends accrue with respect to each outstanding share at a rate of 0.04 of a share per annum.

        The dividend rights of the holders of Junior Series A Preferred Stock are subject to and qualified by the rights, powers and preferences of the holders of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock.

  Liquidation Preference of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock, Series B-1 Preferred Stock

        The liquidation rights of the holders of Junior Series A Preferred Stock are subject to and qualified by the rights, powers and preferences of the holders of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock.

        Upon the liquidation of the Company, before any distribution shall be made to the holders of the Junior Series A Preferred Stock or common stock, the holders of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock, are entitled to be paid out of the assets of the Company, for each outstanding share and for each share accrued as stock dividends an amount equal to the original issue price of one dollar (the "Series A Original Issue Price", the "Series A-1 Original Issue Price", the "Series B Original Issue Price", or the "Series B-1 Original Issue Price", as applicable) plus any accrued cash dividends unpaid, whether or not declared, together with any other dividends declared but unpaid (the "Series A Preferential Payment Amount", the "Series A-1 Preferential Payment Amount", the "Series B Preferential Payment Amount", or the "Series B-1 Preferential Payment Amount", as applicable). The holders of the Junior Series A Preferred Stock then outstanding are then entitled to be paid out of the assets of the Company, before any distribution to the holders of the Company's common stock, an amount equal to the original issue price of one dollar plus any dividends declared but unpaid (the "Junior Series A Preferred Stockholders Preferential Payment Amount").

        After the payment of the Series A, Series A-1, Series B, Series B-1 and Junior Series A Preferential Payment Amounts, the remaining assets shall be distributed pro rata based on the number of shares to the holders of the Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock (after giving effect to the payment of any accrued stock dividends to the holders of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock) and common stock as if the Series A Preferred Stock, the Series A-1 Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock had been converted to common stock immediately prior to such dissolution, liquidation or winding up of the Company (as-if-converted basis), provided however that (i) if the Series A Preferential Payment Amount per share plus the payment received after the pro rata distribution or Series A-1 Preferential Payment Amount per share plus the payment received after the pro rata distribution, as the case may be, exceeds two times the Series A Original Issue Price or the Series A-1 Original Issue Price, as applicable (the "Series A Maximum Participation Amount"), the amount such holder of the Series A Preferred Stock or Series A-1 Preferred Stock shall receive shall be the greater of (a) the Series A Maximum Participation Amount or (b) the amount such holder of Series A Preferred Stock and Series A-1 Preferred Stock would receive on an as-if-converted basis, (ii) if the Series B Preferential Payment Amount per share plus the payment received after the pro rata distribution, exceeds 2.65 times the Series B Original Issue Price (the "Series B Maximum Participation Amount"), the amount such holder of the Series B Preferred Stock and Series B-1 Preferred Stock shall receive shall be the greater of (a) the Series B Maximum Participation Amount or (b) the amount such holder of Series B Preferred Stock and Series B-1 Preferred Stock would receive on an as-if-converted basis.

        Under the Company's certificate of incorporation, any merger, acquisition or consolidation involving the Company, or the sale, lease, transfer, exclusive license or other disposition in a single transaction or series of related transactions of all or substantially all of the assets of the Company that would have resulted in a change in control of the Company, shall be considered a liquidation event ("Deemed Liquidation Event"), unless the holders of at least a majority of the outstanding shares of Series A Preferred Stock and holders of at least 60% of the outstanding shares of Series B Preferred Stock elect otherwise. Because in a Deemed Liquidation Event, the holders of shares of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock retain their preferential rights as described above, the Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock have been presented outside of stockholders' deficit in the accompanying Balance Sheets. In a Deemed Liquidation Event, the Junior Series A Preferred Stockholder is treated the same as common stock.

  Optional Conversion

        Subject to and in compliance with the provisions of the Certificate of Incorporation, each share of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock and Series B-1 Preferred Stock, and Junior Series A Preferred Stock are convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and nonassessable shares of common stock as is determined by dividing the Series A, Series A-1, Series B and Series B-1 Original Issue Price by the Series A, Series A-1, Series B and Series B-1 Conversion Price in effect at the time of conversion. The Series A, Series A-1, Series B and Series B-1 Conversion Price is initially equal to $1.00. Such respective initial conversion prices, and the rate at which shares of respective classes of Preferred Stock may be converted into shares of common stock, are subject to adjustment as provided in the Certificate of Incorporation. Immediately prior to an optional conversion, all accrued stock dividends, accrued but unpaid, whether or not declared, shall be deemed issued in respect of the shares of preferred stock.

  Adjustment for Stock Splits and Combinations

        If the Company shall effect a stock split or combination with respect to the common stock, the Series A Conversion Price, Series A-1 Conversion Price, Series B Conversion Price and Series B-1 Conversion Price shall be proportionately adjusted so that the number of shares of common stock issuable on conversion of each outstanding share of the relevant series is increased or decreased in proportion to the corresponding increase or decrease in the aggregate number of shares of common stock outstanding as a result of the stock split or combination, as applicable.

        Any such adjustment becomes effective at the close of business on the date the stock split or combination becomes effective.

  Mandatory Conversion

        All outstanding shares of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock, Series B-1 Preferred Stock and Junior Series A Preferred Stock are subject to automatic conversion into shares of common stock, at the then effective applicable conversion rate, upon the closing of an underwritten public offering of shares of common stock to the public at a specified minimum price per share (subject to adjustment as a result of any stock dividend, stock split, combination or similar recapitalization of the common stock), resulting in at least $40.0 million of proceeds, net of underwriting discount and commissions, to the Company. In addition, (a) all outstanding shares of Series A Preferred Stock and Series A-1 Preferred Stock are subject to conversion into shares of common stock, at the then effective applicable conversion rate at such date and time, or upon the occurrence of such event as may be, specified by vote or written consent of the holders of at least majority of the then outstanding shares of Series A Preferred Stock and (b) all outstanding shares of Series B Preferred Stock and Series B-1 Preferred Stock are subject to conversion into shares of common stock, at the then effective applicable conversion rate at such date and time, or upon the occurrence of such event as may be, specified by vote or written consent of the holders of at least 60% of the then outstanding shares of Series B Preferred Stock. Immediately prior to a mandatory conversion, all accrued stock dividends, accrued but unpaid, whether or not declared, shall be deemed issued in respect to the shares of preferred stock.

        In the event that any holder of shares of Series A Preferred Stock or Series B Preferred Stock does not participate in a qualified financing (defined as any transaction involving the issuance or sale of additional shares of common stock after the Series B Original Issue Date that would result in the reduction of the Series B Conversion Price pursuant to the terms of the Certificate of Incorporation or any bridge financing, unless the holders of at least a majority of the Series A Preferred Stock and at least 60% of the Series B Preferred Stock elect that such transaction not be treated as a qualified financing) by purchasing, in the aggregate, such holder's pro rata amount, then each share of Series A Preferred Stock and Series B Preferred Stock held by such holder shall automatically, and without any further action on the part of such holder, be converted into one share of common stock.